Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sale of vessels and novation of newbuild contracts [Line Items]
Remaining Commitment For New build	$ 48,155
Fair Value of Newbuild	46,000
Stalo
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price		$ 9,000
Sales Fees		0
Kypros Unity
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price		20,000
Sales Fees		0
Hull No. 1718
Sale of vessels and novation of newbuild contracts [Line Items]
Remaining Commitment For New build		28,400
Fair Value of Newbuild		$ 26,500
Hull No. 835
Sale of vessels and novation of newbuild contracts [Line Items]
Fair Value of Newbuild	21,500
Sales Fees	0
Hull No. 1551
Sale of vessels and novation of newbuild contracts [Line Items]
Fair Value of Newbuild	24,500
Sales Fees	$ 0